Repo Transactions - Additional Information (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of repo transactions [line items]
Profit generated by the bank through repurchase transactions	$ 3,284,995	$ 692,036	$ 1,721,743
Losses generated by the bank through reverse repurchase transactions	336,492	336,326	$ 279,495
Financial assets delivered as guarantee	1,077,082	280,659
Financial assets off balance sheet transaction	1,210,761
Government and Private securities [member]
Disclosure of repo transactions [line items]
Repurchase transactions	1,087,916
Reverse repurchase transactions	$ 1,002,511	$ 253,003